Statement of Stockholders' Deficit (Global Diversified Holdings, Inc.) - Global Diversified Holdings, Inc. [Member] - USD ($)	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 70,000	$ 0	$ 32,626	$ 102,626
Balance, shares at Dec. 31, 2015	200
Redemption of common shares		(90,000)		(90,000)
Redemption of common shares, shares	(100)
Net income loss			(3,534)	(3,534)
Balance at Dec. 31, 2016	$ 70,000	(90,000)	29,092	9,092
Balance, shares at Dec. 31, 2016	100
Net income loss			22,393	22,393
Balance at Dec. 31, 2017	$ 70,000	(90,000)	51,485	31,485
Balance, shares at Dec. 31, 2017	100
Net income loss			30,143	30,143
Balance at Sep. 30, 2018	$ 70,000	$ (90,000)	$ 81,628	$ 61,628
Balance, shares at Sep. 30, 2018	100